Document And Entity Information	Oct. 27, 2026
Document Information [Line Items]
Entity, Registrant Name	Rush Enterprises, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 27, 2026
Entity, Incorporation, State or Country Code	TX
Entity, File Number	0-20797
Entity, Tax Identification Number	74-1733016
Entity, Address, Address Line One	555 IH-35 South, Suite 500
Entity, Address, City or Town	New Braunfels
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	78130
City Area Code	830
Local Phone Number	302-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001012019
ClassACommonStockParValue001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	RUSHA
Security Exchange Name	NASDAQ
ClassBCommonStockParValue001PerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.01 per share
Trading Symbol	RUSHB
Security Exchange Name	NASDAQ